Schedule H, Line 4i - Schedule of Assets (Held At End of Year) (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	34-1482024
Plan number	001
Notes receivable from participants	$ 1,479,016,425	$ 17,176,868
Investments At Fair Value
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	116,844,083
Common Collective Trust, Fair Value
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,255,503,985
Investment, Identifier [Axis]: Cash | * Vanguard brokerage option - cash
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units (in shares)	1,929,740
Current Value	$ 1,929,740
Investment, Identifier [Axis]: Collective Trusts | * Vanguard Institutional 500 Index Trust D
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units (in shares)	1,872,917
Current Value	$ 261,328,075
Investment, Identifier [Axis]: Collective Trusts | * Vanguard Institutional Extended Market Index Trust D
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units (in shares)	758,165
Current Value	$ 97,484,815
Investment, Identifier [Axis]: Collective Trusts | * Vanguard Institutional Total Bond Market Index Trust D
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units (in shares)	396,797
Current Value	$ 43,711,127
Investment, Identifier [Axis]: Collective Trusts | * Vanguard Target Retirement 2065 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units (in shares)	307,420
Current Value	$ 14,995,932
Investment, Identifier [Axis]: Collective Trusts | * Vanguard Target Retirement 2070 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units (in shares)	81,490
Current Value	$ 2,423,512
Investment, Identifier [Axis]: Collective Trusts | * Vanguard Target Retirement 2020 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units (in shares)	265,724
Current Value	$ 22,549,351
Investment, Identifier [Axis]: Collective Trusts | * Vanguard Target Retirement 2025 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units (in shares)	789,835
Current Value	$ 72,672,706
Investment, Identifier [Axis]: Collective Trusts | * Vanguard Target Retirement 2030 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units (in shares)	1,187,880
Current Value	$ 116,269,718
Investment, Identifier [Axis]: Collective Trusts | * Vanguard Target Retirement 2035 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units (in shares)	1,305,796
Current Value	$ 137,265,262
Investment, Identifier [Axis]: Collective Trusts | * Vanguard Target Retirement 2040 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units (in shares)	1,075,162
Current Value	$ 122,364,228
Investment, Identifier [Axis]: Collective Trusts | * Vanguard Target Retirement 2045 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units (in shares)	1,025,956
Current Value	$ 122,878,799
Investment, Identifier [Axis]: Collective Trusts | * Vanguard Target Retirement 2050 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units (in shares)	900,828
Current Value	$ 111,486,435
Investment, Identifier [Axis]: Collective Trusts | * Vanguard Target Retirement 2055 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units (in shares)	510,101
Current Value	$ 76,984,410
Investment, Identifier [Axis]: Collective Trusts | * Vanguard Target Retirement 2060 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units (in shares)	521,945
Current Value	$ 41,400,641
Investment, Identifier [Axis]: Collective Trusts | * Vanguard Target Retirement Income Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units (in shares)	154,453
Current Value	$ 11,688,974
Investment, Identifier [Axis]: Mutual Funds | * Vanguard FTSE All-World ex-US Index Fund: Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units (in shares)	294,130
Current Value	$ 42,625,342
Investment, Identifier [Axis]: Mutual Funds | * Vanguard Federal Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units (in shares)	50,141,588
Current Value	$ 50,141,587
Investment, Identifier [Axis]: Mutual Funds | * Vanguard brokerage option
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	24,077,154
Investment, Identifier [Axis]: Other | * Participant Loans
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants	$ 18,634,062
Investment, Identifier [Axis]: Other | * Participant Loans | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Investment, Identifier [Axis]: Other | * Participant Loans | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%
Investment, Identifier [Axis]: Stock | * STERIS plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of units (in shares)	349,011
Current Value	$ 86,104,555